SHARE-BASED COMPENSATION (Schedule Of Fair Value Of Options Granted, Estimated On Date Of Grant Using Option-Pricing Models With Assistance From Marsh, Independent Valuation Firm, With Assumptions Used) (Details) - $ / shares
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used [Line Items]
Stock Price (in dollars per share)	$ 1.23	$ 0.84	$ 1.02
Binomial option pricing model [Member]
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used [Line Items]
Risk-free interest rate, minimum (as a percent)			2.00%
Risk-free interest rate, maximum (as a percent)			2.90%
Risk-free interest rate (as a percent)		2.60%
Expected term		10 years	10 years
Exercise price		$ 1.097
Volatility, minimum (as a percent)			55.00%
Volatility, maximum (as a percent)			57.00%
Volatility rate (as a percent)		54.00%
Dividend yield (as a percent)
Monte Carlo simulation pricing model [Member]
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used [Line Items]
Risk-free interest rate (as a percent)	2.197%
Expected term	10 years
Exercise price	$ 1.097
Volatility rate (as a percent)	52.00%
Stock Price (in dollars per share)	$ 2.60
Minimum [Member] | Binomial option pricing model [Member]
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used [Line Items]
Exercise price			$ 0.01
Maximum [Member] | Binomial option pricing model [Member]
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance from Duff & Phelps, an independent valuation firm, with assumptions used [Line Items]
Exercise price			$ 1.087